Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
Investment Securities
Investment securities as of the balance sheet dates consisted of the following:

December 31, 2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
Available-for-sale
Debt securities:
U.S. Government-sponsored enterprises	$17,456	$99	$(18)	$17,537
Agency mortgage-backed	3,326	61	(1)	3,386
State and political subdivisions	11,813	1,018	(1)	12,830
Corporate	8,127	179	(13)	8,293
Total debt securities	40,722	1,357	(33)	42,046
Marketable equity securities	746	39	(12)	773
Mutual funds	135	—	—	135
Total	$41,603	$1,396	$(45)	$42,954
Held-to-maturity
U.S. Government-sponsored enterprises	$4,000	$1	$(3)	$3,998

December 31, 2010	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
Available-for-sale
Debt securities:
U.S. Government-sponsored enterprises	$4,521	$1	$(63)	$4,459
Agency mortgage-backed	4,735	87	(11)	4,811
State and political subdivisions	9,373	175	(155)	9,393
Corporate	4,737	274	(39)	4,972
Total debt securities	23,366	537	(268)	23,635
Marketable equity securities	50	1	(6)	45
Mutual funds	100	—	—	100
Total	$23,516	$538	$(274)	$23,780
Held-to-maturity
U.S. Government-sponsored enterprises	$500	$2	$—	$502

Investment securities with a carrying amount of $11.2 million and $1.5 million at December 31, 2011 and 2010, respectively, were pledged as collateral for public deposits, customer repurchase agreements and for other purposes as required or permitted by law.

Information pertaining to investment securities with gross unrealized losses as of the balance sheet dates, aggregated by investment category and length of time that individual securities have been in a continuous loss position, follows:

December 31, 2011	Less Than 12 Months		Over 12 Months		Total
	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
	(Dollars in thousands)
Debt securities:
U.S. Government-sponsored enterprises	$7,389	$(21)	$—	$—	$7,389	$(21)
Agency mortgage-backed	—	—	361	(1)	361	(1)
State and political subdivisions	347	(1)	—	—	347	(1)
Corporate	3,075	(13)	—	—	3,075	(13)
Total debt securities	10,811	(35)	361	(1)	11,172	(36)
Marketable equity securities	193	(7)	10	(5)	203	(12)
Total	$11,004	$(42)	$371	$(6)	$11,375	$(48)

December 31, 2010	Less Than 12 Months		Over 12 Months		Total
	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
	(Dollars in thousands)
Debt securities:
U.S. Government-sponsored enterprises	$3,937	$(63)	$—	$—	$3,937	$(63)
Agency mortgage-backed	862	(11)	—	—	862	(11)
State and political subdivisions	4,314	(155)	—	—	4,314	(155)
Corporate	202	(39)	—	—	202	(39)
Total debt securities	9,315	(268)	—	—	9,315	(268)
Marketable equity securities	—	—	8	(6)	8	(6)
Total	$9,315	$(268)	$8	$(6)	$9,323	$(274)

The Company evaluates all investment securities on a quarterly basis, and more frequently when economic conditions warrant, to determine if an other than temporary impairment exists. A debt security is considered impaired if the fair value is lower than its amortized cost basis at the report date. If impaired, management then assesses whether the unrealized loss is other than temporary. An unrealized loss on a debt security is generally deemed to be other than temporary and a credit loss is deemed to exist if the present value of the expected future cash flows is less than the amortized cost basis of the debt security. The credit loss component of an other than temporary impairment write-down is recorded, net of tax effect, through net income as a component of net other than temporary impairment losses in the consolidated statement of income, while the remaining portion of the impairment loss is recognized in other comprehensive income (loss), provided the Company does not intend to sell the underlying debt security and it is "more likely than not" that the Company will not have to sell the debt security prior to recovery.

Management considers the following factors in determining whether an other than temporary impairment exists and the period over which the debt security is expected to recover:

•	The length of time, and extent to which, the fair value has been less than the amortized cost;

•	Adverse conditions specifically related to the security, issuer, industry, or geographic area;

•	The historical and implied volatility of the fair value of the security;

•	The payment structure of the debt security and the likelihood of the issuer being able to make payments that may increase in the future;

•	Failure of the issuer of the security to make scheduled interest or principal payments;

•	Any changes to the rating of the security by a rating agency;

•	Recoveries or additional declines in fair value subsequent to the balance sheet date; and

•	The nature of the issuer, including whether it is a private company, public entity or government-sponsored enterprise, and the existence or likelihood of any government or third party guaranty.

At December 31, 2011, held-to-maturity and available-for-sale securities, consisting of nine U.S. Government-sponsored enterprise securities, one agency collateralized mortgage obligation, one tax exempt municipal security, six corporate bonds and five marketable equity securities had aggregate unrealized losses of $48 thousand. One marketable equity security and one agency collateralized mortgage obligation had unrealized losses greater than twelve months and the Company has the ability to hold such securities for the foreseeable future. No declines were deemed by management to be other than temporary at December 31, 2011.

The Company's investment securities are exposed to various risks, such as interest rate, market and credit. The ongoing credit and liquidity crisis in the United States and globally continues to have far reaching implications for financial markets. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in risks, further deterioration in credit quality and/or the continuation of the current imbalances in liquidity that exist in the financial marketplace would materially affect the amounts reported in the consolidated financial statements in future periods.

Proceeds from the sale of securities available-for-sale were $2.3 million and $1.1 million in 2011 and 2010, respectively. Gross realized gains from the sale of securities available-for-sale were $183 thousand and $98 thousand and there were no gross realized losses in either 2011 or 2010. The specific identification method is used to determine realized gains and losses on sales of available-for-sale securities.

The amortized cost and estimated fair value of debt securities by contractual scheduled maturity as of December 31, 2011, were as follows:

	Amortized Cost	Fair Value
	(Dollars in thousands)
Available-for-sale
Due in one year or less	$500	$503
Due from one to five years	12,198	12,365
Due from five to ten years	12,218	12,660
Due after ten years	12,480	13,132
	37,396	38,660
Agency mortgage-backed securities	3,326	3,386
Total debt securities available-for-sale	$40,722	$42,046
Held-to-maturity
Due from one to five years	$1,000	$1,001
Due from five to ten years	2,000	1,998
Due after ten years	1,000	999
Total debt securities held-to-maturity	$4,000	$3,998

Actual maturities may differ for certain debt securities that may be called by the issuer prior to the contractual maturity. Actual maturities may differ from contractual maturities in agency mortgage-backed securities because the mortgages underlying the securities may be prepaid, usually without any penalties. Therefore, these agency mortgage-backed securities are shown separately and not included in the contractual maturity categories in the above maturity summary.